Identifiable Intangible Assets and Goodwill - Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Roll Forward]
Beginning balance	$ 53,411	$ 55,952
Additions	5,411
Other	(169)	(2,541)
Ending balance	58,653	53,411
Biopharma Segment [Member]
Goodwill [Roll Forward]
Additions	5,411
Other		(432)
Upjohn Segment [Member]
Goodwill [Roll Forward]
Additions	0
Other		(116)
Consumer Healthcare [Member]
Goodwill [Roll Forward]
Additions	0
Other		(1,993)
Operating Segments [Member] | Biopharma Segment [Member]
Goodwill [Roll Forward]
Beginning balance	42,927	43,359
Other	(136)
Ending balance	48,202	42,927
Operating Segments [Member] | Upjohn Segment [Member]
Goodwill [Roll Forward]
Beginning balance	10,484	10,600
Other	(33)
Ending balance	10,451	10,484
Operating Segments [Member] | Consumer Healthcare [Member]
Goodwill [Roll Forward]
Beginning balance	0	1,993
Other	0
Ending balance	$ 0	$ 0